Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Parenthetical) (Detail) ₱ in Millions, ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 PHP (₱)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 PHP (₱)
At fair value [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments	₨ 852			₨ 796
At fair value [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments
At fair value [member] | Philippines, Pesos [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments	₨ (4)			₨ 0
At cost [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $		$ 752			$ 1,158
At cost [member] | Philippines, Pesos [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		$ 197	₱ 150		$ 167	₱ 0